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EQ ADVISORS TRUSTSM
1290 VT DoubleLine Dynamic Allocation Portfolio
SUPPLEMENT DATED MAY 4, 2022, TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2022

This Supplement updates certain information about the 1290 VT DoubleLine Dynamic Allocation Portfolio contained in the Summary Prospectus and Prospectus dated May 1, 2022, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.
Important Notice Regarding Change in Investment Policy
The purpose of this Supplement is to provide you with information regarding the restructuring of the 1290 VT DoubleLine Dynamic Allocation Portfolio (“Portfolio”) to a fund of funds structure, and the adoption of a new policy by the Portfolio to invest, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in other mutual funds and in exchange traded securities of other investment companies. The Portfolio will be renamed “Equitable Conservative Growth MF/ETF Portfolio”.
The Board of Trustees of the Trust has approved certain changes with respect to the Portfolio, including (1) a restructuring of the Portfolio from a sub‑advised fund to a fund of funds; (2) a change to the Portfolio’s investment objective and principal investment strategy, including the adoption of a new non‑fundamental 80% policy to invest, under normal market conditions, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in other mutual funds and in exchange traded securities of other investment companies; (3) a change in the Portfolio’s performance benchmark; (4) a change in the Portfolio’s name to Equitable Conservative Growth MF/ETF Portfolio; (5) the termination of DoubleLine Capital LP (“DoubleLine”) as sub‑adviser to the Portfolio; (6) an amendment to the Investment Advisory Agreement between the Trust and Equitable Investment Management Group, LLC (“EIM”) with respect to the Portfolio to reflect a decrease in the investment advisory fee rate; (7) an amendment to the Mutual Funds Service Agreement among the Trust, EIM and Equitable Investment Management, LLC (“Administrator”) with respect to the Portfolio to reflect an increase in the administrative services fee rate; and (8) an amendment to the Expense Limitation Agreement among the Trust, EIM and the Administrator with respect to the Portfolio to reflect a decrease in the maximum annual operating expense limit. These changes are further described below.
In accordance with the restructuring approved by the Board of Trustees, effective on or about August 19, 2022, the Portfolio will be managed by EIM and will seek to achieve total return from long-term capital appreciation and income, with a greater emphasis on current income by investing in other mutual funds managed by EIM and in investment companies managed by investment managers other than EIM (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies (“Underlying ETFs”) comprising various equity and fixed income asset categories. The Portfolio’s target allocation for long-term investments will be approximately 40% of its assets in equity investments and approximately 58% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. The Portfolio will also hold approximately 2% of its assets in cash and cash-equivalent instruments. The Portfolio’s new benchmarks will be the MSCI ACWI Index and Bloomberg U.S. Aggregate Bond Index, as well as a composite benchmark of 40% MSCI ACWI Index and 60% Bloomberg U.S. Aggregate Bond Index. The Portfolio’s name will change to Equitable Conservative Growth MF/ETF Portfolio.
In connection with the restructuring, the Portfolio will experience a transition period during which substantially all of the securities held in the Portfolio will be sold and the Portfolio’s holdings repositioned. The Portfolio may not pursue its investment objective and principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the restructuring. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes to the Summary Prospectus and Prospectus are effective on or about August 19, 2022:
The name of the Portfolio will change to “Equitable Conservative Growth MF/ETF Portfolio” and all references to 1290 VT DoubleLine Dynamic Allocation Portfolio are deleted and replaced with “Equitable Conservative Growth MF/ETF Portfolio”.
All references to DoubleLine as the sub‑adviser to the Portfolio are deleted.
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investment Objective” is deleted in its entirety and replaced with the following:
Investment Objective: Seeks to achieve total return from long-term capital appreciation and income, with greater emphasis on current income.
*****
The section of the Portfolio’s Prospectus entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class IB Shares	Class K Shares
Management Fee[1]	0.15%	0.15%
Distribution and/or Service Fees (12b‑1 fees)	0.25%	0.00%
Other Expenses[1]	0.28%	0.28%
Acquired Fund Fees and Expenses[1]	0.46%	0.46%
Total Annual Portfolio Operating Expenses[1]	1.14%	0.89%
Fee Waiver and/or Expense Reimbursement[2,3]	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,3]	1.10%	0.85%
[1]	Expenses have been restated to reflect current fees in connection with the Portfolio’s restructuring as a fund of funds.
[2]	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2024. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.
[3]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$112	$358	$624	$1,383
Class K Shares	$87	$280	$489	$1,092
*****
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Investment Strategy” is deleted in its entirety and replaced with the following:
Principal Investment Strategy: Equitable Investment Management Group, LLC (“EIM” or “Adviser”) invests the Portfolio’s assets across various equity and fixed income asset categories using a tactical asset allocation strategy. Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in other mutual funds and in exchange traded securities of other investment companies. The Portfolio pursues its investment objective by investing in other mutual funds managed by the Adviser and in investment companies managed by investment managers other than the Adviser (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies (“Underlying ETFs”) comprising various equity and fixed income asset categories.
The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments or fixed income investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current target allocation for long-term investments is approximately 40% of its assets in equity investments and approximately 58% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. The Portfolio also holds approximately 2% of its assets in cash and cash-equivalent instruments. The target allocations to the equity and fixed income asset classes may be changed by the Adviser and the Trust’s Board of Trustees without notice or shareholder approval. The Adviser will adjust the Portfolio’s allocations to the equity and fixed income asset classes using a tactical asset allocation strategy, and the Portfolio’s allocations to the equity and fixed income asset classes can deviate from the amounts shown above by up to 10% of the Portfolio’s assets based on the Adviser’s tactical views and in response to changing market conditions. In addition, the Portfolio’s actual allocations to the equity and fixed income asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets due to a variety of factors, including appreciation or depreciation of one or more asset classes.
Subject to the asset allocation target set forth above, the Portfolio seeks to invest its assets among the Underlying Portfolios and Underlying ETFs to achieve a diversified exposure across multiple asset categories. The asset categories of the Underlying Portfolios and Underlying ETFs in which the Portfolio currently expects to invest are as follows:
Equity Asset Categories
U.S. Large Cap Equity
U.S. Small & Mid Cap Equity
International Markets Equity
Emerging Markets Equity
Global Equity
U.S. Equity
U.S. Growth Equity
U.S. Value Equity
Fixed Income Asset Categories
Investment Grade Bond
High Yield (“Junk”) Bond
The percentage of the Portfolio’s assets exposed to an asset category will vary from time to time, and the Portfolio may not invest in all of the asset categories listed. The Adviser may allocate the Portfolio’s assets to additional asset categories in the future. The investment grade bond and high yield bond asset categories may include both U.S. and foreign (including emerging markets) issuers. The Portfolio may invest up to 25% of its total assets in the high yield bond asset category. The Portfolio is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying Portfolios and Underlying ETFs may invest in fixed income investments of any maturity, duration or credit quality. The fixed income investments in which the Underlying Portfolios and Underlying ETFs may invest include primarily government, corporate, and investment grade agency mortgage-backed and asset-backed securities.
The Adviser employs a tactical asset allocation strategy in managing the Portfolio’s weightings in the asset classes and asset categories in which the Portfolio may invest. Pursuant to this strategy, the Adviser will make periodic tactical adjustments to the Portfolio’s weightings toward asset classes and asset categories that, in the Adviser’s view, offer the opportunity to enhance the Portfolio’s performance. In determining the weightings for each asset class and asset category, the Adviser will consider, among other things, momentum factors to determine the relative attractiveness of each asset class or asset category, as well as the overall level and trend of volatility in the market. Momentum is the tendency of investments to exhibit persistence in their performance. Volatility is a measure of the magnitude of changes in market or portfolio returns, without regard to the direction of those changes. When momentum deteriorates in a particular asset class or asset category, or the level of volatility in the market increases, the Adviser may reduce the Portfolio’s exposure to a particular asset class or asset category and to equity markets more generally. The Adviser reviews the Portfolio’s asset allocations at least monthly, or more frequently as needed, to consider adjusting the allocations based on the Adviser’s evolving investment views amid changing market conditions. If the Adviser reduces the Portfolio’s exposure to equity investments in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values.
In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (primarily options, futures contracts, forwards and swaps) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.
The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without notice or shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.
The Underlying ETFs are investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over‑the‑counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it seeks to track (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it seeks to track.
The Portfolio also may lend its portfolio securities to earn additional income.
*****
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Risks” is amended by deleting “Mid‑Cap, Small‑Cap and Micro‑Cap Company Risk”, “U.S. Government Securities Risk”, “Sector Risk”, “Cash Management Risk”, “Convertible Securities Risk”, “Counterparty Risk”, “Distressed Companies Risk”, “ETFs Risk”, “Index Strategy Risk”, “Inflation-Indexed Bonds Risk”, “Inverse Floaters Risk”, “Loan Risk”, “Portfolio Turnover Risk”, “Preferred Stock Risk”, “Privately Placed and Other Restricted Securities Risk”, and “Risks of Investing in Other Investment Companies” and adding the following:
Risks Related to Investments in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios and Underlying ETFs, as well as the ability of the Underlying Portfolios and Underlying ETFs to generate favorable performance. The Underlying Portfolios’ and Underlying ETFs’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. The Portfolio and the Underlying Portfolios and Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk, portfolio management risk, and regulatory risk. In addition, to the extent the Portfolio invests in Underlying Portfolios or Underlying ETFs that invest in equity securities, fixed income securities, and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.
Affiliated Portfolio Risk — The Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because the Adviser and its affiliates earn fees for managing, administering, and providing other services to the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or the Underlying ETFs. In addition, the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the revenue it and its affiliates receive from some of the affiliated Underlying Portfolios is higher than the revenue received from other affiliated Underlying Portfolios for the services the Adviser and its affiliates provide.
Mid‑Cap and Small‑Cap Company Risk — Mid‑cap and small‑cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small‑cap companies than for mid‑cap companies.
Momentum Risk — Momentum entails investing more in securities that have recently had higher total returns and investing less in securities that have recently had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly, and utilizing momentum as a factor in the investment analysis process can cause significant variation from other types of investment strategies. The Portfolio may experience significant losses if a security’s momentum stops, turns or otherwise behaves differently than predicted.
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Risks” is amended by adding the following to the Foreign Securities Risk:
Geographic Concentration Risk — To the extent the Portfolio invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region, it assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.
*****
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Risk/Return Bar Chart and Table” is amended to include the following information:
Prior to August 19, 2022, the Portfolio had a different investment objective, had different investment policies and strategies, and was managed by a sub‑adviser. If the Portfolio had historically been managed using its current investment policies and strategy, the performance of the Portfolio would have been different.
Effective August 19, 2022, the MSCI ACWI Index replaced S&P 500® Index as the Portfolio’s benchmark. The Adviser believes this benchmark is more relevant to the Portfolio’s investment strategy and better reflects the markets in which the Portfolio invests. In addition, Equitable Conservative Growth MF/ETF Index (40% MSCI ACWI Index and 60% Bloomberg U.S. Aggregate Bond Index) replaced the 1290 VT DoubleLine Dynamic Allocation Index (60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index).
*****

1290 VT DoubleLine Dynamic Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
1290 VT DoubleLine Dynamic Allocation Portfolio
SUPPLEMENT DATED MAY 4, 2022, TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2022

This Supplement updates certain information about the 1290 VT DoubleLine Dynamic Allocation Portfolio contained in the Summary Prospectus and Prospectus dated May 1, 2022, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.
Important Notice Regarding Change in Investment Policy
The purpose of this Supplement is to provide you with information regarding the restructuring of the 1290 VT DoubleLine Dynamic Allocation Portfolio (“Portfolio”) to a fund of funds structure, and the adoption of a new policy by the Portfolio to invest, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in other mutual funds and in exchange traded securities of other investment companies. The Portfolio will be renamed “Equitable Conservative Growth MF/ETF Portfolio”.
The Board of Trustees of the Trust has approved certain changes with respect to the Portfolio, including (1) a restructuring of the Portfolio from a sub‑advised fund to a fund of funds; (2) a change to the Portfolio’s investment objective and principal investment strategy, including the adoption of a new non‑fundamental 80% policy to invest, under normal market conditions, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in other mutual funds and in exchange traded securities of other investment companies; (3) a change in the Portfolio’s performance benchmark; (4) a change in the Portfolio’s name to Equitable Conservative Growth MF/ETF Portfolio; (5) the termination of DoubleLine Capital LP (“DoubleLine”) as sub‑adviser to the Portfolio; (6) an amendment to the Investment Advisory Agreement between the Trust and Equitable Investment Management Group, LLC (“EIM”) with respect to the Portfolio to reflect a decrease in the investment advisory fee rate; (7) an amendment to the Mutual Funds Service Agreement among the Trust, EIM and Equitable Investment Management, LLC (“Administrator”) with respect to the Portfolio to reflect an increase in the administrative services fee rate; and (8) an amendment to the Expense Limitation Agreement among the Trust, EIM and the Administrator with respect to the Portfolio to reflect a decrease in the maximum annual operating expense limit. These changes are further described below.
In accordance with the restructuring approved by the Board of Trustees, effective on or about August 19, 2022, the Portfolio will be managed by EIM and will seek to achieve total return from long-term capital appreciation and income, with a greater emphasis on current income by investing in other mutual funds managed by EIM and in investment companies managed by investment managers other than EIM (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies (“Underlying ETFs”) comprising various equity and fixed income asset categories. The Portfolio’s target allocation for long-term investments will be approximately 40% of its assets in equity investments and approximately 58% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. The Portfolio will also hold approximately 2% of its assets in cash and cash-equivalent instruments. The Portfolio’s new benchmarks will be the MSCI ACWI Index and Bloomberg U.S. Aggregate Bond Index, as well as a composite benchmark of 40% MSCI ACWI Index and 60% Bloomberg U.S. Aggregate Bond Index. The Portfolio’s name will change to Equitable Conservative Growth MF/ETF Portfolio.
In connection with the restructuring, the Portfolio will experience a transition period during which substantially all of the securities held in the Portfolio will be sold and the Portfolio’s holdings repositioned. The Portfolio may not pursue its investment objective and principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the restructuring. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes to the Summary Prospectus and Prospectus are effective on or about August 19, 2022:
The name of the Portfolio will change to “Equitable Conservative Growth MF/ETF Portfolio” and all references to 1290 VT DoubleLine Dynamic Allocation Portfolio are deleted and replaced with “Equitable Conservative Growth MF/ETF Portfolio”.
All references to DoubleLine as the sub‑adviser to the Portfolio are deleted.
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investment Objective” is deleted in its entirety and replaced with the following:
Investment Objective: Seeks to achieve total return from long-term capital appreciation and income, with greater emphasis on current income.
*****
The section of the Portfolio’s Prospectus entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class IB Shares	Class K Shares
Management Fee[1]	0.15%	0.15%
Distribution and/or Service Fees (12b‑1 fees)	0.25%	0.00%
Other Expenses[1]	0.28%	0.28%
Acquired Fund Fees and Expenses[1]	0.46%	0.46%
Total Annual Portfolio Operating Expenses[1]	1.14%	0.89%
Fee Waiver and/or Expense Reimbursement[2,3]	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,3]	1.10%	0.85%
[1]	Expenses have been restated to reflect current fees in connection with the Portfolio’s restructuring as a fund of funds.
[2]	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2024. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.
[3]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$112	$358	$624	$1,383
Class K Shares	$87	$280	$489	$1,092
*****
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Investment Strategy” is deleted in its entirety and replaced with the following:
Principal Investment Strategy: Equitable Investment Management Group, LLC (“EIM” or “Adviser”) invests the Portfolio’s assets across various equity and fixed income asset categories using a tactical asset allocation strategy. Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in other mutual funds and in exchange traded securities of other investment companies. The Portfolio pursues its investment objective by investing in other mutual funds managed by the Adviser and in investment companies managed by investment managers other than the Adviser (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies (“Underlying ETFs”) comprising various equity and fixed income asset categories.
The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments or fixed income investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current target allocation for long-term investments is approximately 40% of its assets in equity investments and approximately 58% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. The Portfolio also holds approximately 2% of its assets in cash and cash-equivalent instruments. The target allocations to the equity and fixed income asset classes may be changed by the Adviser and the Trust’s Board of Trustees without notice or shareholder approval. The Adviser will adjust the Portfolio’s allocations to the equity and fixed income asset classes using a tactical asset allocation strategy, and the Portfolio’s allocations to the equity and fixed income asset classes can deviate from the amounts shown above by up to 10% of the Portfolio’s assets based on the Adviser’s tactical views and in response to changing market conditions. In addition, the Portfolio’s actual allocations to the equity and fixed income asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets due to a variety of factors, including appreciation or depreciation of one or more asset classes.
Subject to the asset allocation target set forth above, the Portfolio seeks to invest its assets among the Underlying Portfolios and Underlying ETFs to achieve a diversified exposure across multiple asset categories. The asset categories of the Underlying Portfolios and Underlying ETFs in which the Portfolio currently expects to invest are as follows:
Equity Asset Categories
U.S. Large Cap Equity
U.S. Small & Mid Cap Equity
International Markets Equity
Emerging Markets Equity
Global Equity
U.S. Equity
U.S. Growth Equity
U.S. Value Equity
Fixed Income Asset Categories
Investment Grade Bond
High Yield (“Junk”) Bond
The percentage of the Portfolio’s assets exposed to an asset category will vary from time to time, and the Portfolio may not invest in all of the asset categories listed. The Adviser may allocate the Portfolio’s assets to additional asset categories in the future. The investment grade bond and high yield bond asset categories may include both U.S. and foreign (including emerging markets) issuers. The Portfolio may invest up to 25% of its total assets in the high yield bond asset category. The Portfolio is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying Portfolios and Underlying ETFs may invest in fixed income investments of any maturity, duration or credit quality. The fixed income investments in which the Underlying Portfolios and Underlying ETFs may invest include primarily government, corporate, and investment grade agency mortgage-backed and asset-backed securities.
The Adviser employs a tactical asset allocation strategy in managing the Portfolio’s weightings in the asset classes and asset categories in which the Portfolio may invest. Pursuant to this strategy, the Adviser will make periodic tactical adjustments to the Portfolio’s weightings toward asset classes and asset categories that, in the Adviser’s view, offer the opportunity to enhance the Portfolio’s performance. In determining the weightings for each asset class and asset category, the Adviser will consider, among other things, momentum factors to determine the relative attractiveness of each asset class or asset category, as well as the overall level and trend of volatility in the market. Momentum is the tendency of investments to exhibit persistence in their performance. Volatility is a measure of the magnitude of changes in market or portfolio returns, without regard to the direction of those changes. When momentum deteriorates in a particular asset class or asset category, or the level of volatility in the market increases, the Adviser may reduce the Portfolio’s exposure to a particular asset class or asset category and to equity markets more generally. The Adviser reviews the Portfolio’s asset allocations at least monthly, or more frequently as needed, to consider adjusting the allocations based on the Adviser’s evolving investment views amid changing market conditions. If the Adviser reduces the Portfolio’s exposure to equity investments in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values.
In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (primarily options, futures contracts, forwards and swaps) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.
The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without notice or shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.
The Underlying ETFs are investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over‑the‑counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it seeks to track (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it seeks to track.
The Portfolio also may lend its portfolio securities to earn additional income.
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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Risks” is amended by deleting “Mid‑Cap, Small‑Cap and Micro‑Cap Company Risk”, “U.S. Government Securities Risk”, “Sector Risk”, “Cash Management Risk”, “Convertible Securities Risk”, “Counterparty Risk”, “Distressed Companies Risk”, “ETFs Risk”, “Index Strategy Risk”, “Inflation-Indexed Bonds Risk”, “Inverse Floaters Risk”, “Loan Risk”, “Portfolio Turnover Risk”, “Preferred Stock Risk”, “Privately Placed and Other Restricted Securities Risk”, and “Risks of Investing in Other Investment Companies” and adding the following:
Risks Related to Investments in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios and Underlying ETFs, as well as the ability of the Underlying Portfolios and Underlying ETFs to generate favorable performance. The Underlying Portfolios’ and Underlying ETFs’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. The Portfolio and the Underlying Portfolios and Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk, portfolio management risk, and regulatory risk. In addition, to the extent the Portfolio invests in Underlying Portfolios or Underlying ETFs that invest in equity securities, fixed income securities, and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.
Affiliated Portfolio Risk — The Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because the Adviser and its affiliates earn fees for managing, administering, and providing other services to the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or the Underlying ETFs. In addition, the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the revenue it and its affiliates receive from some of the affiliated Underlying Portfolios is higher than the revenue received from other affiliated Underlying Portfolios for the services the Adviser and its affiliates provide.
Mid‑Cap and Small‑Cap Company Risk — Mid‑cap and small‑cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small‑cap companies than for mid‑cap companies.
Momentum Risk — Momentum entails investing more in securities that have recently had higher total returns and investing less in securities that have recently had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly, and utilizing momentum as a factor in the investment analysis process can cause significant variation from other types of investment strategies. The Portfolio may experience significant losses if a security’s momentum stops, turns or otherwise behaves differently than predicted.
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Risks” is amended by adding the following to the Foreign Securities Risk:
Geographic Concentration Risk — To the extent the Portfolio invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region, it assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.
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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Risk/Return Bar Chart and Table” is amended to include the following information:
Prior to August 19, 2022, the Portfolio had a different investment objective, had different investment policies and strategies, and was managed by a sub‑adviser. If the Portfolio had historically been managed using its current investment policies and strategy, the performance of the Portfolio would have been different.
Effective August 19, 2022, the MSCI ACWI Index replaced S&P 500® Index as the Portfolio’s benchmark. The Adviser believes this benchmark is more relevant to the Portfolio’s investment strategy and better reflects the markets in which the Portfolio invests. In addition, Equitable Conservative Growth MF/ETF Index (40% MSCI ACWI Index and 60% Bloomberg U.S. Aggregate Bond Index) replaced the 1290 VT DoubleLine Dynamic Allocation Index (60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index).
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